SCHEDULE OF INVESTMENTS

as of July 31, 2022 (Unaudited)

Shares Held		Value (Note 1)	Percent of Net Assets
	COMMON STOCK - 97.32%
	Airports
680,000	Grupo Aeroportuario del Pacífico, S.A.B. de C.V. Series B	$9,228,171	3.69%
950,000	Grupo Aeroportuario del Centro Norte, S.A.B. de C.V. Series B	5,791,739	2.32
		15,019,910	6.01
	Auto Parts
17,000,000	Nemak, S.A.B. de C.V. Series A (a)	4,281,885	1.71

	Beverages
750,000	Arca Continental, S.A.B. de C.V.	5,199,905	2.08
2,500,000	Fomento Económico Mexicano, S.A.B. de C.V. Series UBD	15,592,472	6.24
		20,792,377	8.32
	Building Materials
26,000,000	Cemex, S.A.B. de C.V. Series CPO (a)	10,506,108	4.20
700,000	GCC, S.A.B. de C.V.	4,330,148	1.74
		14,836,256	5.94
	Chemical Products
3,500,000	Alpek, S.A.B. de C.V. Series A	4,658,716	1.86
4,000,000	Orbia Advance Corporation, S.A.B. de C.V.	8,829,883	3.53
		13,488,599	5.39
	Consumer Products
7,000,000	Kimberly-Clark de México, S.A.B. de C.V. (b) Series A	10,317,569	4.13

	Financial Groups
4,000,000	Grupo Financiero Banorte, S.A.B. de C.V. Series O	22,779,764	9.11

	Food
670,000	Gruma, S.A.B. de C.V. Series B	8,338,814	3.34
2,100,000	Grupo Bimbo, S.A.B. de C.V. Series A	7,427,825	2.97
		15,766,639	6.31
	Holding Companies
13,400,000	Alfa, S.A.B. de C.V. (b) Series A	9,217,467	3.69

	Mining
4,830,000	Grupo México, S.A.B. de C.V. (b) Series B	19,113,968	7.65
350,000	Industrias Peñoles, S.A.B. de C.V.	3,524,196	1.41
		22,638,164	9.06
	Railroad
2,000,000	Gméxico Transportes, S.A.B. de C.V.	3,368,161	1.35

	Real Estate
2,500,000	Corporación Inmobiliaria Vesta, S.A.B. de C.V.	4,928,267	1.97

	Restaurants
1,000,000	Alsea, S.A.B. de C.V. (a)	1,947,249	0.78

1 | The Mexico Fund, Inc.

SCHEDULE OF INVESTMENTS

as of July 31, 2022 (Unaudited) concluded

Shares Held		Value (Note 1)	Percent of Net Assets
	Retail
850,000	El Puerto de Liverpool, S.A.B. de C.V. Series C-1	3,817,805	1.53
3,931,785	La Comer, S.A.B. de C.V. Series UBC	6,972,783	2.79
7,700,000	Wal-Mart de México, S.A.B. de C.V.	27,915,865	11.17
		38,706,453	15.49
	Steel
120,000	Ternium, S.A. ADR (c)	4,251,601	1.70

	Telecommunications Services
40,000,000	América Móvil, S.A.B. de C.V. Series L	38,100,475	15.24
2,400,000	Operadora de Sites Mexicanos, S.A.B. de C.V. Series A-1	2,811,579	1.12
		40,912,054	16.36

	Total Common Stock (Identified cost - $281,171,132)	$243,252,415	97.32%

Principal Amount		Value (Note 1)	Percent of Net Assets
	SHORT-TERM SECURITIES – 2.35%
	Repurchase Agreements
$3,031,771	BBVA México, S.A.,7.60%, dated 7/29/22, due 8/1/22 repurchase price $3,033,691 collateralized by Bondes (Bonds issued by the Mexican Government), interest rate 7.76% (d), due 12/21/2023. Value of collateral $3,061,608.	$3,031,771	1.21%

	Time Deposits
$2,843,790	Comerica Bank, 1.88%, dated 7/29/22, due 8/1/22	2,843,790	1.14
	Total Short-Term Securities (Identified cost - $5,875,561)	$5,875,561	2.35%
	Total Investments (Identified cost - $287,046,693)	249,127,976	99.67
	Other Assets in Excess of Liabilities	816,343	0.33
	Net Assets Equivalent to $16.66 per share on 15,005,224 shares of capital stock outstanding.	$249,944,319	100.00%

(a)	Shares of these securities are currently non-income producing. Equity investments that have not paid distributions within the last twelve months are considered to be non-income producing
(b)	A member of the Board also serves as a member of the company’s board of directors.
(c)	ADR – American Depositary Receipt
(d)	Floating rate security. Rate shown is the rate in effect as of July 31, 2022.

2 | The Mexico Fund, Inc.

Supplemental Information

GAAP establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement.

The following is a summary of the inputs used as of July 31, 2022, in valuing the Fund’s investments in securities:

Valuation Inputs	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
ASSETS:
Investments in Securities:
Equity Investments(a)	$243,252,415	-	-	$243,252,415
Short Term Investments(b)	-	$5,875,561	-	$5,875,561
Total Investments in Securities	$243,252,415	$5,875,561	-	$249,127,976

(a)	For detailed industry descriptions, see the accompanying Schedule of Investments
(b)	These assets consist of time deposits and repurchase agreements with maturities of one business day. They are classified as Level 2 solely as a result of the Fund’s valuation technique for short-term investments, using amortized cost which approximates fair value, instead of quoted prices in active markets, and thereby may not present any higher risk than Level 1 assets.

The following is a reconciliation of the change in value of Level 3 assets (for which significant unobservable inputs were used to determine fair value):

Investments in Securities
Balance as of 10/31/21	$-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Net Purchases (Sales)	-
Transfers in and/or (out) of Level 3	$-
Balance as of 7/31/22	-

3 | The Mexico Fund, Inc.